Revenue and Cost of Sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue and Cost of Sales
Concentrate Sales	$ 32,013	$ 21,941	$ 74,006	$ 37,702
Provisional pricing adjustments	(5,226)	(136)	(7,786)	2,939
Total	$ 26,787	$ 21,805	$ 66,220	$ 40,641